CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Sep. 30, 2012
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
25.	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The condensed financial statements of Origin Agritech Limited (the “parent company”) have been prepared in accordance with accounting principles generally accepted in the United States of America. Under the PRC laws and regulations, the Company’s PRC subsidiaries are restricted in their ability to transfer certain of their net assets to the parent company in the form of dividend payments, loans or advances. The amounts restricted include paid-in capital, capital surplus and statutory reserves, as determined pursuant to PRC generally accepted accounting principles, totaling RMB109,651 and RMB109,651 as of September 30, 2011 and 2012, respectively.

The following represents condensed unconsolidated financial information of the parent company only:

CONDENSED BALANCE SHEET

	September 30
	2011	2012
	RMB	RMB
ASSETS
Current assets
Cash and cash equivalents	1,099	1,991
Other receivables	118	3
Acquired intangible assets, net	1	-
Due from inter-companies	136,796	129,807
Total current assets	138,014	131,801
Investment in unconsolidated subsidiaries	165,522	170,383
Total assets	303,536	302,184

LIABILITIES AND EQUITY
Current liabilities
Due to related parties	1,509	1,506
Other payables and accrued expenses	3,931	572
Income tax payable	39,059	39,059
Total current liabilities	44,499	41,137
Total stockholders’ equity	259,037	261,047
Total liabilities and stockholders’ equity	303,536	302,184

CONDENSED STATEMENT OF INCOME AND COMPREHENSIVE INCOME

	Year ended September 30,
	2010	2011	2012
	RMB	RMB	RMB

Cost of revenues	(208)	(21)	-
Operating expenses
Selling and marketing	(295)	(29)	-
General and administrative	(11,058)	(11,596)	(7,475)
Research and development	(146)	(32)	-
Other income, net	-	-	1,595
(Loss) from operations	(11,707)	(11,678)	(5,880)
Equity in earnings of unconsolidated subsidiaries	60,507	(11,402)	4,446
Interest income	253	1	-
Interest expense	-	-	-
Profit (loss) before income taxes	49,053	(23,079)	(1,434)
Income tax expense	-	-	-
Net profit (loss)	49,053	(23,079)	(1,434)

CONDENSED STATEMENT OF CASH FLOWS

	Year ended September 30,
	2010	2011	2012
	RMB	RMB	RMB

Net cash provided by/(used in) operating activities	108,012	(3,745)	(2,137)
Net cash provided by/(used in) financing activities	(106,493)	7,292	3,327
Net increase/(decrease) in cash and cash equivalents	1,519	3,547	1,190
Cash and cash equivalents, beginning of year	6,245	4,995	1,099
Effect of exchange rate changes on cash and cash equivalents	(2,769)	(7,443)	(298)
Cash and cash equivalents, end of year	4,995	1,099	1,991

BASIS OF PRESENTATION

The condensed financial information has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent Company has used equity method to account for its investments in subsidiaries.